HEDGE ACCOUNTING - Cash flow hedges (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 USD ($) contract	Dec. 31, 2025 COP ($) contract	Dec. 31, 2024 USD ($) contract	Dec. 31, 2024 COP ($) contract
Disclosure of detailed information about hedging instruments [line items]
Hedging derivatives, liabilities		$ (34,842)		$ (21,658)
Hedging derivatives		$ 236,558		$ 54,019
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Income in Thousands of U.S. dollar forecasted	$ 68,086		$ 49,131
Notional amount contracts forward U.S. dollars	68,086		49,131
% hedged	100.00%	100.00%	100.00%	100.00%
Hedging derivatives, liabilities		$ (178)		$ (1,140)
# of contracts | contract	20	20	22	22